Approval of the financial statements	12 Months Ended
Jun. 30, 2012
Approval Of Financial Statements [Abstract]
Approval of the financial statements
17.	Approval of the financial statements

The consolidated financial statements of Kimber Resources Inc. for the year ended June 30, 2012 were approved and authorized for issue by the Board of Directors on September 18, 2012.